Swan Defined Risk Fund

Class A Shares SDRAX

Class C Shares SDRCX

Class I Shares SDRIX

Swan Defined Risk Emerging Markets Fund

Class A Shares SDFAX

Class C Shares SDFCX

Class I Shares SDFIX

Swan Defined Risk Foreign Developed Fund

Class A Shares SDJAX

Class C Shares SDJCX

Class I Shares SDJIX

Swan Defined Risk U.S. Small Cap Fund

Class A Shares SDCAX

Class C Shares SDCCX

Class I Shares SDCIX

(each a “Fund” and collectively the “Funds”)

each a series of Northern Lights Fund Trust III

Supplement dated June 22, 2018 to the Prospectus

dated November 1, 2017

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The following paragraph and table are added under the heading entitled “Sales Charge Waivers” in the “How To Purchase Shares” section of the Prospectus. Any contrary information in the Prospectus or Statement of Additional Information (“SAI”) should be disregarded.

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Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated November 1, 2017, and Statement of Additional Information, dated November 1, 2017. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.